United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          DOUGLAS G. Herring, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: September 30, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

PAGE>
AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.06%
   Metropolitan Life Insurance Co., 5.63%,
      Due 11/21/2007 ++ ...........................   $    150,000   $   150,000
                                                                     -----------
MEDIUM-TERM NOTES - 30.51%
   ABN Amro Bank NV, 5.41%, Due 4/18/2008 ++ # ....        132,050       132,107
   American Honda Finance Corp.,
      5.47%, Due 10/22/2007 ++ # ..................         10,000        10,001
      5.588%, Due 11/15/2007 ++ # .................         42,000        42,003
      5.38%, Due 1/23/2008 ++ # ...................         40,000        40,006
      5.55%, Due 2/22/2008 ++ # ...................         33,200        33,212
      5.33%, Due 5/9/2008 ++ # ....................         15,000        15,000
   ASIF Global Financing XXI, 6.053%,
      Due 3/14/2008 ++ # ..........................         32,650        32,705
   ASIF Global Financing XXXII, 5.555%,
      Due 2/25/2008 ++ # ..........................        206,600       206,669
   Bank of America Corp., 5.79%, Due 5/5/2008 ++ ..         32,000        32,088
   Bank of New York Mellon Corp., 5.669%,
      Due 6/16/2008 ++ ............................         17,645        17,645
   Berkshire Hathaway Finance Corp.,
      5.41%, Due 1/11/2008 ++ # ...................        131,885       131,918
      5.59%, Due 5/16/2008 ++ # ...................         23,750        23,766
   Citigroup, Inc.,
      5.416%, Due 11/1/2007 ++ ....................        121,115       121,126
      5.409%, Due 5/2/2008 ++ .....................        199,700       199,797
   Commonwealth Bank of Australia, 5.358%,
      Due 1/31/2008 ++ # ..........................        175,000       175,020
   Credit Suisse USA, Inc., 5.731%,
      Due 6/2/2008 ++ .............................         27,303        27,328
   General Electric Capital Corp.,
      5.878%, Due 10/17/2007 ++ ...................        180,000       180,000
      5.42%, Due 1/3/2008 ++ ......................        211,500       211,555
      5.41%, Due 1/15/2008 ++ .....................        324,455       324,535
      5.661%, Due 3/4/2008 ++ .....................         40,886        40,899
      5.42%, Due 4/15/2008 ++ .....................         65,000        65,034
      5.56%, Due 5/19/2008 ++ .....................         20,000        20,011
   Goldman Sachs Group, Inc., 5.485%,
      Due 10/5/2007 ++ ............................         12,700        12,700
   HBOS Treasury Services plc, 5.36%,
      Due 7/17/2008 ++ # ..........................        125,800       125,827
   HSBC Finance Corp.,
      5.40%, Due 10/4/2007 ++ .....................        115,000       115,001
      5.50%, Due 5/21/2008 ++ .....................        162,770       162,794
   JPMorgan Chase & Co., 5.43%, Due 1/25/2008 ++ ..        295,000       295,079
   Merrill Lynch & Co., Inc.,
      5.485%, Due 10/19/2007 ++ ...................         83,000        83,006
      5.605%, Due 2/14/2008 ++ ....................         61,300        61,315
      5.794%, Due 6/16/2008 ++ ....................         93,350        93,433
   Morgan Stanley, 5.485%, Due 1/18/2008 ++ .......         68,900        68,931
   Royal Bank of Scotland plc,
      5.238%, Due 12/21/2007 ++ # .................        230,000       230,020
      5.37%, Due 4/11/2008 ++ # ...................        435,500       435,593
      5.37%, Due 4/21/2008 ++ # ...................         50,000        50,011

                             SEE ACCOMPANYING NOTES


                                        1
<PG$PCN,022000000>

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
      5.159%, Due 8/20/2008 ++ # ..................   $    150,000   $   150,000
   Toyota Motor Credit Corp.,
      5.528%, Due 10/12/2007 ++ ...................          4,800         4,800
      5.35%, Due 4/15/2008 ++ .....................        100,000       100,015
      5.664%, Due 6/17/2008 ++ ....................         24,000        24,003
      5.33%, Due 7/7/2008 ++ ......................         60,500        60,505
   Wells Fargo & Co., 5.833%,
      Due 8/20/2008 ++ # ..........................        150,000       150,000
                                                                     -----------
   TOTAL MEDIUM-TERM NOTES ........................                    4,305,458
                                                                     -----------
PROMISSORY NOTES - 3.19%
   Goldman Sachs Group, Inc., 5.51%,
      Due 5/9/2008 ++ .............................        450,000       450,000
                                                                     -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 20.39%
   Bank of America, NA, 5.36%, Due 7/25/2008 ++ ...         18,300        18,304
   Bank of New York,
      5.505%, Due 11/16/2007 ++ ...................         77,500        77,502
      5.455%, Due 11/19/2007 ++ ...................          5,000         5,000
   Bank of Nova Scotia N.Y., 5.338%,
      Due 10/31/2007 ++ ...........................         64,860        64,861
   Barclays Bank N.Y., 5.35%, Due 10/2/2007 .......        250,000       250,000
   BNP Paribas N.Y., 5.30%, Due 10/3/2007 ++ ......        100,000       100,000
   Branch Banking & Trust, 5.621%,
      Due 11/16/2007 ++ ...........................        100,000       100,006
   Caylon N.Y., 5.30%, Due 10/3/2007 ++ ...........         67,500        67,500
   Credit Suisse N.Y.,
      5.52%, Due 11/16/2007 ++ ....................        200,000       200,001
      5.475%, Due 2/26/2008 ++ ....................        250,000       250,000
   Deutsche Bank N.Y., 5.598%, Due 6/19/2008 ++ ...        280,000       280,062
   HSBC Bank USA, 5.41%, Due 7/28/2008 ++ .........         71,000        71,047
   M&I Marshall & Ilsley Bank, 5.528%,
      Due 2/15/2008 ++ ............................        196,500       196,502
   National City Bank,
      5.31%, Due 10/4/2007 ++ .....................        135,000       135,000
      5.41%, Due 1/10/2008 ++ .....................          6,925         6,927
   Nordea Bank Finland N.Y., 5.443%,
      Due 5/28/2008 ++ ............................         21,600        21,594
   Royal Bank of Canada, 5.558%,
      Due 3/20/2008 ++ ............................         10,000        10,000
   Suntrust Bank, 5.44%, Due 4/2/2008 ++ ..........         53,020        53,049
   US Bank, NA,
      5.39%, Due 10/1/2007 ++ .....................        135,450       135,450
      5.33%, Due 1/3/2008 ++ ......................        221,500       221,502
   Westpac Bank N.Y., 5.32%, Due 1/15/2008 ++ .....         46,000        45,999
   World Savings Bank FSB,
      5.36%, Due 10/19/2007 ++ ....................        400,000       400,008
      5.78%, Due 12/7/2007 ++ .....................        117,400       117,419
      5.638%, Due 6/20/2008 ++ ....................         50,000        50,030
                                                                     -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ...                    2,877,763
                                                                     -----------

                             SEE ACCOMPANYING NOTES


                                        2

<PG$PCN,023000000>

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 22.83%
   Atlantic Asset Securitization LLC, 5.32%,
      Due 10/9/2007 ...............................   $    200,000   $   199,678
   Atlantis One Funding Corp., 5.20%,
      Due 10/12/2007 ..............................        122,435       122,240
   Barton Capital LLC, 5.28%, Due 10/11/2007 # ....        342,854       342,606
   Beta Finance Corp., 5.26%, Due 10/29/2007 # ....         45,000        44,816
   Citigroup Funding, Inc.,
      5.26%, Due 10/5/2007 ........................         50,000        49,971
      5.00%, Due 12/14/2007 .......................        100,000        98,972
   Falcon Asset Securitization LLC, 5.50%,
      Due 10/24/2007 ..............................        236,875       236,144
   FCAR Owner Trust, Series I, 5.29%,
      Due 11/15/2007 ..............................         50,000        49,669
   Fountain Square Commercial Funding Corp.,
      5.27%, Due 10/1/2007 # ......................          7,497         7,497
      5.255%, Due 10/3/2007 # .....................         21,362        21,356
      5.23%, Due 10/17/2007 # .....................         35,000        34,919
   General Electric Capital Corp., 5.04%,
      Due 11/9/2007 ...............................         40,000        39,782
   GOVCO, Inc., 5.12%, Due 10/25/2007 .............         60,000        59,795
   Jupiter Securitization LLC,
      5.30%, Due 10/2/2007 ........................         77,451        77,440
      5.30%, Due 10/9/2007 ........................        103,205       103,161
   Lexington Parker Capital Co. LLC, 5.26%,
      Due 10/18/2007 ..............................         25,000        24,938
   Long Lane Master Trust IV, 5.85%,
      Due 10/25/2007 # ............................        378,554       377,285
   Park Avenue Receivables Co. LLC, 5.35%,
      Due 10/4/2007 ...............................         75,067        75,034
   Scaldis Capital LLC, 5.26%,
      Due 10/22/2007 # ............................         10,000         9,969
   Sheffield Receivables Corp.,
      5.25%, Due 10/9/2007 # ......................         45,000        44,947
      5.35%, Due 10/9/2007 # ......................        163,078       162,901
   Sigma Finance, Inc., 5.26%, Due 11/1/2007 # ....        300,000       298,641
   Three Rivers Funding Corp., 5.265%,
      Due 10/12/2007 ..............................        105,000       104,831
   Variable Funding Capital Company LLC, 5.15%,
      Due 10/26/2007 ..............................        366,699       365,599
   Yorktown Capital LLC, 5.27%,
      Due 10/24/2007 ..............................        269,820       268,869
                                                                     -----------
   TOTAL COMMERCIAL PAPER .........................                    3,221,060
                                                                     -----------

                                                         SHARES
                                                      ------------
SHORT TERM INVESTMENTS - 9.75%
   BlackRock Temp Fund ............................    700,000,000       700,000
   Goldman Sachs Fin Sq Prime Oblig Fund ..........    675,000,000       675,000
                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS ...................                    1,375,000
                                                                     -----------

                                                           PAR
                                                         AMOUNT
                                                      ------------
TIME DEPOSITS - 6.02%
   Citibank, 4.00%, Due 10/1/2007 .................   $     25,000        25,000
   Dexia Credit Local S.A., 5.25%, Due 10/1/2007 ..        400,000       400,000
   Lloyds TSB Bank Plc, 5.25%, Due 10/1/2007 ......        250,000       250,000

                             SEE ACCOMPANYING NOTES


                                        3

<PG$PCN,024000000>

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
   Regions Bank, 3.50%, Due 10/1/2007 .............   $    175,000   $   175,000
                                                                     -----------
   TOTAL TIME DEPOSITS ............................                      850,000
                                                                     -----------
REPURCHASE AGREEMENTS - 6.26%
   Bank of America, NA, 5.43%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by
      Whole Loan Mortgages valued at $679,800,
      0.00%, 2/23/2036) ...........................        660,000       660,000
   Citigroup, Inc., 5.43%, Due 10/1/2007
      (Held at JPMorgan Chase, NYC, Collateralized
      by Whole Loan Mortgages valued at $223,312,
      0.00%, 7/3/2036 - 9/5/2037) .................        200,000       200,000
   Goldman Sachs, 5.10%, Due 10/1/2007 (Held at
      Bank of New York, Collateralized by U.S.
      Government Obligations valued at $23,580,
      3.802% - 6.01%, 12/1/2007 - 4/1/2037) .......         23,118        23,118
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS ....................                      883,118
                                                                     -----------
TOTAL INVESTMENTS - 100.01% (COST $14,112,399) ....                  $14,112,399
LIABILITIES, NET OF OTHER ASSETS - (0.01%) ........                         (736)
                                                                     -----------
TOTAL NET ASSETS - 100.00% ........................                  $14,111,663
                                                                     ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,328,795 or 23.59% of net assets. The Fund has no right to demand registration of these securities.

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                           --------   ----------
                                                                (DOLLARS IN
                                                                 THOUSANDS)
U.S. AGENCY OBLIGATIONS - 10.76%
FEDERAL HOME LOAN BANK - 10.04%
      5.30%, Due 2/22/2008 .............................   $ 15,000   $   14,999
      5.30%, Due 5/7/2008 ..............................     15,000       14,999
      5.39%, Due 8/15/2008 ++ ..........................     35,000       35,020
      5.54%, Due 9/17/2008 ++ ..........................     25,000       24,989
      5.19%, Due 1/5/2009 ++ ...........................     35,000       34,997
      5.236%, Due 2/11/2009 ++ .........................     25,000       24,993
                                                                      ----------
                                                                         149,997
                                                                      ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.05%
      5.05%, Due 12/31/2007 ............................        793          783
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.67%
      5.03%, Due 12/28/2007 ++ .........................     10,000        9,997
                                                                      ----------
   TOTAL U.S. AGENCY OBLIGATIONS .......................                 160,777
                                                                      ----------
REPURCHASE AGREEMENTS - 89.12%
   Banc of America Securities LLC, 5.12%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $510,000,
      5.0%, 8/1/2033) ..................................    500,000      500,000
   Barclays Capital, Inc., 5.10%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $494,700,
      5.0% - 6.319%, 10/1/2025 - 8/1/2037) .............    485,000      485,000
   Goldman Sachs, 5.10%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $353,990,
      4.461% - 6.075%, 4/1/2034 - 10/1/2037) ...........    347,049      347,050
                                                                      ----------
   TOTAL REPURCHASE AGREEMENTS .........................               1,332,050
                                                                      ----------
TOTAL INVESTMENTS - 99.88% (COST $1,492,827) ...........              $1,492,827
OTHER ASSETS, NET OF LIABILITIES - 0.12% ...............                   1,812
                                                                      ----------
TOTAL NET ASSETS - 100.00% .............................              $1,494,639
                                                                      ==========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON MASTER TRUST PORTFOLIOS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: November 29, 2007
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: November 29, 2007
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 29, 2007
      -----------------